Document and Entity Information	May 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 19, 2021
Entity Registrant Name	MERIDIAN BANCORP, INC.
Entity Central Index Key	0001600125
Entity Emerging Growth Company	false
Entity File Number	001-36573
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-5396964
Entity Address, Address Line One	67 Prospect Street
Entity Address, City or Town	Peabody
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01960
City Area Code	617
Local Phone Number	567-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This current report on Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Meridian Bancorp, Inc. (the “Company”) with the Securities and Exchange Commission on May 19, 2021 (the “Original Filing”). The sole purpose of this Amendment is to provide the Company’s decision on the frequency of future stockholder advisory votes on the compensation of the Company’s named executive officers (the “Say-on-Pay Vote”), based on the results of the voting at the Company’s Annual Meeting of Stockholders held on May 19, 2021 (the “Annual Meeting”). No other changes are being made to the Original Filing.
Title of Each Class	Common Stock
Trading Symbol(s)	EBSB
Name of Each Exchange on Which Registered	NASDAQ